Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	May 01, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000190626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Limited-Term Diversified Income Fund (Class R6) – including sales charge
Accumulated Value	$ 10,000		$ 10,105.65			$ 10,026.4		$ 10,502.31		$ 10,970.2		$ 10,930.99		$ 10,486.7		$ 11,050.1		$ 11,586.54		$ 12,219.68
C000006363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Limited-Term Diversified Income Fund (Institutional Class) – including sales charge
Accumulated Value		$ 10,000			$ 10,238.96		$ 10,486.03		$ 10,384.59		$ 10,869.92		$ 11,346.29		$ 11,312.09		$ 10,846.66		$ 11,422.4		$ 11,953.44	$ 12,596.29
C000006362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Limited-Term Diversified Income Fund (Class R) – including sales charge
Accumulated Value		10,000			10,201.2		10,382.51		10,231.05		10,668.82		11,066.02		10,977.62		10,473.5		10,960.47		11,427.28	11,981.94
C000006361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Limited-Term Diversified Income Fund (Class C) – including sales charge
Accumulated Value		10,000			10,151.79		10,280.48		10,092.27		10,459.33		10,806.46		10,653.76		10,113.01		10,544.38		10,939	11,412.91
C000006359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Limited-Term Diversified Income Fund (Class A) – including sales charge
Accumulated Value		9,725			9,952.66		10,165.33		10,051.92		10,506.02		10,949.61		10,900.23		10,436.23		10,966.38		11,447.44	12,033.11
C000212989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Tax-Free Oregon Fund (Class A) – including sales charge
Accumulated Value		9,600			9,604		9,959		9,955		10,530		11,025		11,336		10,218		10,858		11,141	11,425
C000212988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Tax-Free Oregon Fund (Institutional Class) – including sales charge
Accumulated Value		10,000			10,042		10,435		10,469		11,101		11,651		12,001		10,851		11,559		11,890	12,223
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	10,000	10,000	10,027		10,128.23731	10,188	10,213.76048	10,598	10,377.01605	10,952	10,795.19148	10,900	11,155.05677	10,498	11,102.58258	10,982	10,693.2562	11,461	11,186.45383	12,073	11,673.70462	12,297.77738
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Index
Accumulated Value	$ 10,000	10,000	$ 10,214		10,264.74777	$ 10,215	10,628.30813	$ 11,105	10,629.51616	$ 11,939	11,556.05927	$ 11,755	12,423.53044	$ 10,226	12,231.95313	$ 10,791	10,640.56068	$ 10,926	11,228.86687	$ 11,724	11,369.25431	12,199.31461
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		$ 10,000			$ 10,024.80907		$ 10,570.9985		$ 10,706.52389		$ 11,513.29856		$ 12,113.40643		$ 12,297.19963		$ 11,248.76789		$ 11,968.84696		$ 12,094.94044	$ 12,608.39676